UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21589
CREDIT SUISSE COMMODITY RETURN STRATEGY FUND
(Exact name of registrant as specified in charter)
c/o Credit Suisse Asset Management, LLC 466 Lexington Avenue New York, New York		10017
(Address of principal executive offices)		(Zip code)
J. Kevin Gao, Esq. 466 Lexington Avenue New York, New York 10017
(Name and address of agent for service)

Copy to:

Registrant’s telephone number, including area code:		(212) 875-3500

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2004 to January 31, 2005

Item 1:                                                          Schedule of Investments

Credit Suisse Commodity Return Strategy Fund

Schedule of Investments

January 31, 2005 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

ASSET BACKED COMMERCIAL PAPER (48.0%)
Loaned Back (5.2%)
$900	Atlantis One Funding Corp.	(A-1+ , P-1)	03/10/05	2.508	$897,688
250	Moat Funding LLC	(A-1+ , P-1)	03/01/05	2.419	249,531
					1,147,219

Multiseller (24.9%)
900	Delaware Funding Corp.	(A-1+ , P-1)	02/28/05	2.506	898,312
250	Jupiter Securitization Corp.	(A-1 , P-1)	02/01/05	2.294	250,000
500	Kittyhawk Funding Corp.	(A-1+ , P-1)	03/01/05	2.506	499,028
900	Mont Blanc Capital Corp.	(A-1+ , P-1)	02/28/05	2.496	898,319
698	Old Line Funding Corp.	(A-1+ , P-1)	03/02/05	2.496	696,600
250	Paradigm Funding LLC	(A-1 , P-1)	03/23/05	2.521	249,128
600	Ranger Funding Co., LLC	(A-1+ , P-1)	02/22/05	2.515	599,122
250	Ranger Funding Co., LLC	(A-1+ , P-1)	04/04/05	2.496	248,932
250	Romulus Funding Corp.	(A-1 , P-1)	03/15/05	2.482	249,280
900	Windmill Funding Corp.	(A-1+ , P-1)	03/18/05	2.509	897,188
					5,485,909

Securities Arbitrage (5.2%)
250	Mane Funding Corp.	(A-1+ , P-1)	03/22/05	2.486	249,160
900	Perry Global Funding LLC	(A-1+ , P-1)	02/25/05	2.505	898,500
					1,147,660

Single Seller (1.2%)
250	Hertz Fleet Funding LLC	(A-1 , P-1)	02/14/05	2.407	249,783

Structured Investment Vehicle (11.5%)
250	Beta Finance, Inc.	(A-1+ , P-1)	04/11/05	2.537	248,792
900	Beta Finance, Inc.	(A-1+ , P-1)	04/20/05	2.652	894,930
250	Dorada Corp.	(A-1+ , P-1)	04/08/05	2.536	248,845
250	Five Finance, Inc.	(A-1+ , P-1)	04/13/05	2.606	248,723
900	Tango Finance Corp.	(A-1+ , P-1)	04/25/05	2.657	894,522
					2,535,812

TOTAL ASSET BACKED COMMERCIAL PAPER (Cost $10,566,383)					10,566,383

CERTIFICATES OF DEPOSIT (1.1%)
Finance (1.1%)
250	HBOS Treasury Services PLC (Cost $248,728)	(A-1+ , P-1)	04/13/05	2.596	248,728

COMMERCIAL PAPER (27.4%)
Banking (27.4%)
900	Alliance & Leicester PLC	(A-1 , P-1)	04/26/05	2.657	894,456
800	Bank of Ireland	(A-1 , P-1)	04/11/05	2.614	796,013
600	Barclays United States Funding LLC	(A-1+ , P-1)	05/03/05	2.669	595,981
900	Depfa Bank PLC	(A-1+ , P-1)	04/18/05	2.636	895,022
900	Greenwich Funding Corp.	(A-1+ , P-1)	03/03/05	2.496	898,133
250	ING US Funding LLC	(A-1+ , P-1)	03/21/05	2.463	249,183
600	Lloyds Bank PLC	(A-1+ , P-1)	04/11/05	2.614	597,010
900	Northern Rock PLC	(A-1 , P-1)	03/24/05	2.530	896,787
200	Societe Generale North America, Inc.	(A-1+ , P-1)	04/05/05	2.535	199,118
					6,021,703

TOTAL COMMERCIAL PAPER (Cost $6,021,703)					6,021,703

UNITED STATES AGENCY OBLIGATIONS (17.5%)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

218	Fannie Mae Discount Notes	(AAA , Aaa)	06/15/05	2.590	215,858
1,100	Fannie Mae Discount Notes	(AAA , Aaa)	07/27/05	2.740	1,084,888
250	Fannie Mae Discount Notes	(AAA , Aaa)	08/19/05	2.680	246,186
450	Fannie Mae Discount Notes	(AAA , Aaa)	08/19/05	2.770	442,985
250	Fannie Mae Discount Notes	(AAA , Aaa)	09/02/05	2.680	245,888
500	Fannie Mae Discount Notes	(AAA , Aaa)	12/19/05	2.900	486,536
138	Federal Home Loan Bank Discount Notes	(AAA , Aaa)	06/14/05	2.587	136,664
166	Federal Home Loan Bank Discount Notes	(AAA , Aaa)	12/02/05	2.756	161,921
350	Freddie Mac Discount Notes	(AAA , Aaa)	07/05/05	2.610	345,972
500	Freddie Mac Discount Notes	(AAA , Aaa)	10/11/05	2.773	489,752
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $3,856,650)					3,856,650

SHORT-TERM INVESTMENT (0.5%)
$114	State Street Bank and Trust Co. Euro Time Deposit (Cost $114,000)		02/01/05	1.400	114,000

TOTAL INVESTMENTS AT VALUE (94.5%) (Cost $20,807,464)					20,807,464

OTHER ASSETS IN EXCESS OF LIABILITIES (5.5%)					1,201,406

NET ASSETS (100.0%)					$22,008,870

Total Return Swaps

Counterparty	Receive Total Return Based On:	Pay Floating Rate Based On:	Expiration Date	Notional Amount	Unrealized Appreciation/ Depreciation

AIG Financial Products Corp.	Dow Jones-AIG Commodity Index	1-month U.S.Treasury Bill, rate plus a spread	12/30/05	$5,000,000	$793
AIG Financial Products Corp.	Dow Jones-AIG Commodity Index	1-month U.S.Treasury Bill, rate plus a spread	12/30/05	100,000	1,586
AIG Financial Products Corp.	Dow Jones-AIG Commodity Index	1-month U.S.Treasury Bill, rate plus a spread	12/30/05	3,100,000	(4,103)
AIG Financial Products Corp.	Dow Jones-AIG Commodity Index	1-month U.S.Treasury Bill, rate plus a spread	12/30/05	17,300,000	(124,118)
AIG Financial Products Corp.	Dow Jones-AIG Commodity Index	1-month U.S.Treasury Bill, rate plus a spread	12/30/05	190,000	(261)
AIG Financial Products Corp.	Dow Jones-AIG Commodity Index	1-month U.S.Treasury Bill, rate plus a spread	12/30/05	450,000	3,229
					$(122,874)

†      Credit ratings given by The Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value.  The Fund’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.

Federal Income Tax Cost – At January 31, 2005, the identified cost for federal income tax purposes was $20,807,464.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2:                                                          Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                          Exhibits

1.                                       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE COMMODITY RETURN STRATEGY FUND

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	March 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	March 31, 2005

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	March 31, 2005